Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Treasury stock	Additional paid-in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2024	€ 14,576,563	€ 293,413		€ 3,345,408	€ 11,266,287	€ (41,964)	€ (13,298)	€ (188,058)	€ (85,225)	€ 1,191,950	€ 15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449
Equity-settled share-based payment transactions	3,686			3,686							3,686
Repurchase of shares	(600,000)		€ (148,297)	(451,703)							(600,000)
Repurchase of shares (in shares)			(3,564,523)
Dividends paid	(422,515)				(422,515)						(422,515)
Transactions with noncontrolling interests without loss of control	(272,835)			(272,835)						(83,692)	(356,527)
Noncontrolling interests due to changes in consolidation group										756	756
Contributions from/ to noncontrolling interests										(157,727)	(157,727)
Put option liabilities	328,407				328,407						328,407
Transfer of cumulative gains/losses of equity investments					21,125				(21,125)
Net Income	651,289				651,289					137,958	789,247
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(1,391,054)					(1,407,916)	473	16,444	(55)	(129,639)	(1,520,693)
Cash flow hedges, net of related tax effects	18,835						18,835				18,835
Pensions, net of related tax effects	42,558							42,558			42,558
Fair value changes, net of related tax effects	13,866								13,866		13,866
Comprehensive income	(664,506)									8,319	(656,187)
Balance at end of period at Sep. 30, 2025	12,948,800	€ 293,413	€ (148,297)	2,624,556	11,844,593	(1,449,880)	6,010	(129,056)	(92,539)	959,606	13,908,406
Balance at end of period (in shares) at Sep. 30, 2025		293,413,449	(3,564,523)
Balance at beginning of period at Dec. 31, 2024	14,576,563	€ 293,413		3,345,408	11,266,287	(41,964)	(13,298)	(188,058)	(85,225)	1,191,950	15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449
Balance at end of period at Dec. 31, 2025	13,309,832	€ 293,413	€ (586,094)	3,079,368	12,207,913	(1,472,886)	2,975	(121,675)	(93,182)	972,977	€ 14,282,809
Balance at end of period (in shares) at Dec. 31, 2025		293,413,449	(14,124,564)								293,413,449
Equity-settled share-based payment transactions	18,030			18,030							€ 18,030
Repurchase of shares	(1,013,533)		€ (770,657)	(242,876)							(1,013,533)
Repurchase of shares (in shares)			(19,779,520)
Withdrawal of treasury stock		€ (24,849)	€ 999,627	(974,778)
Withdrawal of treasury stock (in shares)		(24,848,819)	24,848,819
Dividends paid	(400,161)				(400,161)						(400,161)
Transactions with noncontrolling interests without loss of control	(150)			(150)						(32,409)	(32,559)
Noncontrolling interests due to changes in consolidation group										162	162
Contributions from/ to noncontrolling interests										(195,533)	(195,533)
Put option liabilities	(80,890)				(80,890)						(80,890)
Transfer of cumulative gains/losses of equity investments					3,840				(3,840)
Net Income	495,683				495,683					187,045	682,728
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	442,509					447,165	(47)	(4,424)	(185)	32,565	475,074
Cash flow hedges, net of related tax effects	(25,492)						(25,492)				(25,492)
Pensions, net of related tax effects	54,746							54,746			54,746
Fair value changes, net of related tax effects	(7,899)								(7,899)		(7,899)
Comprehensive income	959,547									219,610	1,179,157
Balance at end of period at Sep. 30, 2026	€ 12,792,675	€ 268,564	€ (357,124)	€ 1,879,594	€ 12,226,385	€ (1,025,721)	€ (22,564)	€ (71,353)	€ (105,106)	€ 964,807	€ 13,757,482
Balance at end of period (in shares) at Sep. 30, 2026		268,564,630	(9,055,265)								268,564,630